Income Taxes (Schedule of Components of Company's Deferred Tax Assets and Liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Deferred tax assets
Tax losses carry forwards	$ 111,196	$ 114,107
Inventory related	2,603	2,584
Intangibles assets	23,434	23,143
Provision for employee related obligations	1,169	1,463
Stock-based compensation expense	5,565	4,887
Deferred revenue	2,547	2,036
Property, plant and equipment	1,171	924
Allowance for doubtful accounts	609	646
Foreign currency losses	364	421
Research and development credit carry forwards	13,520	11,288
Other items	2,033	1,383
Gross deferred tax assets	164,211	162,882
Valuation allowance	(152,659)	(152,062)
Total deferred tax assets	11,552	10,820
Deferred tax liabilities
Intangibles assets	(9,140)	(13,658)
Property, plant and equipment	(2,736)	(3,581)
Total deferred tax liabilities	(11,876)	(17,239)
Net deferred tax liabilities	$ (324)	$ (6,419)